OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Reconciliation of adjusted segment operating income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Operating income	$ 612.3	$ 729.2
Restructuring, integration and acquisition costs	84.4	56.5
Gain on fair value remeasurement of SIMCOM (Note 6)	0.0	(72.6)
Operating segments
Disclosure of operating segments [line items]
Operating income	612.3	729.2
Restructuring, integration and acquisition costs	84.4	56.5
Executive management transition costs	14.0	8.3
Gain on fair value remeasurement of SIMCOM (Note 6)	0.0	(72.6)
Shareholder matters	0.0	10.6
Adjusted segment operating income	710.7	732.0
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Operating income	437.9	605.3
Restructuring, integration and acquisition costs	64.4	37.8
Executive management transition costs	8.2	4.7
Gain on fair value remeasurement of SIMCOM (Note 6)	0.0	(72.6)
Shareholder matters	0.0	6.3
Adjusted segment operating income	510.5	581.5
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Operating income	174.4	123.9
Restructuring, integration and acquisition costs	20.0	18.7
Executive management transition costs	5.8	3.6
Gain on fair value remeasurement of SIMCOM (Note 6)	0.0	0.0
Shareholder matters	0.0	4.3
Adjusted segment operating income	$ 200.2	$ 150.5